Subsequent Events (Details) ¥ in Thousands					1 Months Ended
	Aug. 07, 2023 CNY (¥)	Aug. 07, 2023 USD ($)	Jul. 14, 2023 CNY (¥)	Jul. 14, 2023 USD ($)	Jul. 28, 2023 CNY (¥)	Jul. 28, 2023 USD ($)	May 30, 2023 CNY (¥)	May 30, 2023 USD ($)	Mar. 23, 2023 CNY (¥)	Mar. 23, 2023 USD ($)	Sep. 11, 2023 CNY (¥)	Sep. 11, 2023 USD ($)	Jun. 13, 2023 CNY (¥)	Jun. 13, 2023 USD ($)
China Construction Bank [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Loan borrowed	¥ 2,000	$ 300,000
Annual interest rate	3.95%	3.95%
AHYS [Member]
Subsequent Events (Details) [Line Items]
Transfer fee and arbitration fee							¥ 1,281	$ 177,000
ZJ Youguan [Member]
Subsequent Events (Details) [Line Items]
Transportation construction amount													¥ 6,500	$ 896,000
Youpin Automobile Service (Shandong) Co., Ltd. (“Youpin SD”) [Member]
Subsequent Events (Details) [Line Items]
Liquidated damages									¥ 2,746	$ 379,000
Youpin Automobile Service (Shandong) Co., Ltd. (“Youpin SD”) [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Loan borrowed					¥ 500	$ 70,000.00
Youpin Automobile Service (Shandong) Co., Ltd. (“Youpin SD”) [Member] | Subsequent Event [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Annual interest rate					15.12%	15.12%
Youpin Automobile Service (Shandong) Co., Ltd. (“Youpin SD”) [Member] | Subsequent Event [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Annual interest rate					9.90%	9.90%
Shanghai Youpinsuoer New Energy Technology Co., Ltd. (“Shanghai Youpinsuoer”) [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Penalty of contract											¥ 200	$ 27,600
Shanghai Youpinsuoer New Energy Technology Co., Ltd. (“Shanghai Youpinsuoer”) [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Deposit for automobile exhibition											¥ 170	$ 23,400
Shanghai Pudong Development Bank Co., Ltd [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Loan borrowed			¥ 3,000	$ 400,000
Annual interest rate			3.70%	3.70%